Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 47,281	¥ 42,707
Ending balance	51,758	47,281
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,353	59,259
Transfers upon completion	(173)	(95)
Additions	10,295	12,769
Transfers into investment properties	(2,977)	(5,634)
Disposals	(998)	(946)
Ending balance	71,500	65,353
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,047)	(16,528)
Charge for the year	(2,490)	(2,137)
Other additions	(48)
Disposals	868	618
Ending balance	(19,717)	(18,047)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25)	(24)
Charge for the year		(1)
Ending balance	(25)	(25)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,824	23,185
Ending balance	32,936	26,824
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,262	32,457
Transfers upon completion	7,171	4,889
Additions	415	85
Disposals	(77)	(169)
Ending balance	44,771	37,262
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,414)	(9,248)
Charge for the year	(1,397)	(1,196)
Other additions	(48)
Disposals	48	30
Ending balance	(11,811)	(10,414)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(24)
Ending balance	(24)	(24)
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,215	1,751
Ending balance	2,884	2,215
Office equipment, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,658	6,873
Transfers upon completion	288	123
Additions	1,026	932
Disposals	(604)	(270)
Ending balance	8,368	7,658
Office equipment, furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,443)	(5,122)
Charge for the year	(620)	(578)
Disposals	579	257
Ending balance	(5,484)	(5,443)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	527	448
Ending balance	523	527
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,340	1,403
Additions	195	282
Disposals	(171)	(345)
Ending balance	1,364	1,340
Motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(813)	(955)
Charge for the year	(190)	(151)
Disposals	162	293
Ending balance	(841)	(813)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,901	16,696
Ending balance	14,377	16,901
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,902	16,696
Transfers upon completion	(8,164)	(5,500)
Additions	8,656	11,416
Transfers into investment properties	(2,977)	(5,634)
Disposals	(39)	(76)
Ending balance	14,378	16,902
Assets under construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1)
Charge for the year		(1)
Ending balance	(1)	(1)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	814	627
Ending balance	1,038	814
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,191	1,830
Transfers upon completion	532	393
Additions	3	54
Disposals	(107)	(86)
Ending balance	2,619	2,191
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,377)	(1,203)
Charge for the year	(283)	(212)
Disposals	79	38
Ending balance	¥ (1,581)	¥ (1,377)